Trade and accruals, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2023
Trade and accruals, other payables and provisions
Schedule of Trade and accruals, other payables and provisions

	2022	2023
	RMB’000	RMB’000
Trade payables	46,752	42,402
Accrued employee benefits	15,004	16,521
Accrued operating expenses	5,772	5,619
Accrued professional service fees	1,749	6,708
Deposits received	1,147	689
Duty and tax payable other than corporate income tax	4,375	4,784
Other payables to suppliers of plant and equipment	177	158
Others	15,514	396
	90,490	77,277